Offerings - Offering: 1	Feb. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit	68.44
Maximum Aggregate Offering Price	$ 150,568,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,793.44
Offering Note	This Registration Statement on Form S-8 covers 2,200,000 ordinary shares, par value £0.01 per share (“Ordinary Shares”) of Amdocs Limited (the “Registrant”) (i) authorized for issuance under the Registrant’s 2023 Employee Share Purchase Plan, as amended (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Ordinary Shares that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

The Proposed Maximum Offering Price Per Unit is estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant’s Ordinary Shares on the NASDAQ Global Select Market on February 12, 2026. The Maximum Aggregate Offering Price and amount of Registration Fee are rounded up to the nearest penny. There are no fee offsets.